UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22137
Oppenheimer Master Loan Fund, LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 3/30/2012

Item 1. Reports to Stockholders.

March 31, 2012

Oppenheimer

Master Loan Fund, LLC

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2012 Oppenheimer Management Master Loan Commentary and Fund, LLC Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Corporate Loan Industries

Media	15.5%
Commercial Services & Supplies	9.3
Hotels, Restaurants & Leisure	7.1
Health Care Providers & Services	5.9
Chemicals	4.2
Electrical Equipment	4.0
Aerospace & Defense	3.7
Health Care Equipment & Supplies	3.4
Electric Utilities	2.5
Auto Components	2.5
Portfolio holdings and allocations are subject to change. Percentages are as of March 30, 2012, and are based on net assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	2.1%
BBB	0.9
BB	35.8
B	53.9
CCC	5.6
Unrated	1.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 30, 2012, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.
6 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES
Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund commenced operations on 10/31/07.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER MASTER LOAN FUND, LLC

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2011	March 30, 2012	March 30, 2012

Actual
	$1,000.00	$1,072.70	$1.70

Hypothetical (5% return before expenses)
	1,000.00	1,023.22	1.66
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 30, 2012 is as follows:

Expense Ratio 0.33%
The expense ratio reflects reduction to voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 30, 2012* / Unaudited

	Principal
	Amount	Value

Corporate Loans—96.8%
Consumer Discretionary—32.3%
Auto Components—2.5%
Allison Transmission, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/7/17[1]	$20,241,547	$20,149,832
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 12/6/17[1]	6,000,000	6,060,000
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/18/17[1]	5,544,000	5,560,172
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	3,533,407	3,551,074
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 4.75%, 1/27/17[1]	4,965,000	4,994,169
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.623%, 3/1/19[1]	4,055,000	4,082,878
Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/21/16[1]	3,110,625	3,110,625
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	3,801,875	3,825,637

		51,334,387

Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	8,905,472	44,750
Distributors—1.7%
General Nutrition Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/18[1]	5,205,000	5,202,819
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan, 4.50%, 11/21/16[1]	8,640,625	8,635,224
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18[1]	6,108,493	6,049,320
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/4/17[1]	6,368,043	6,378,232
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/18/18[1]	8,538,750	8,437,352

		34,702,947

Diversified Consumer Services—0.5%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/15/14[1]	6,120,151	5,951,847
Monitronics International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/6/18[1]	5,520,000	5,531,498

		11,483,345
10 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Hotels, Restaurants & Leisure—7.1%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16[1]	$8,980,050	$8,991,276
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	5,579,409	5,439,923
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/19/16[1]	3,294,201	3,294,037
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 3/1/17[1]	17,396,187	17,483,168
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.492%, 1/28/18[1]	25,028,629	21,853,122
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/15/17[1]	3,669,190	3,683,088
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/19/17[1]	5,727,625	5,735,953
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.131%, 2/2/18[1]	6,744,688	6,778,552
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2%-3.195%, 6/30/14[1,3]	6,576,500	6,214,008
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.195%, 6/30/14[1,3]	2,965,351	2,801,836
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.50%, 12/31/14[1]	2,528,348	2,106,956
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/1/13[1]	4,890,600	4,916,584
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.164%, 2/25/18[1]	12,548,089	12,571,616
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[1]	10,030,000	9,908,206
SeaWorld Parks & Entertainment, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/17/17[1]	4,525,006	4,526,400
Six Flags Theme Parks, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/23/18[1]	12,800,000	12,804,404
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/11/18[1]	7,466,058	7,568,716
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.25%, 3/1/13[1,3]	314,753	306,884
Tranche B, 2.561%, 3/1/15[1,3]	628,549	499,696
U.S. Foodservice, Inc,. Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.74%, 7/3/14[1]	9,978,809	9,649,149

		147,133,574

Household Durables—0.3%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.148%, 6/17/16[1]	5,523,912	5,545,753
11 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Leisure Equipment & Products—0.9%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/16/18[1]	$2,919,926	$2,926,695
Caesars Entertainment Corp. Sr. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	6,670,000	6,614,419
MGM Resorts International, Extended Sr. Sec. Credit Facilities 1st Term Lien Loan, Tranche C, 5%, 2/23/15[1]	10,140,000	10,173,756

		19,714,870

Media—15.5%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.25%, 2/7/18[1]	2,743,125	2,722,552
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.72%, 6/2/14[1]	15,648,424	12,773,026
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[1]	10,766,275	10,231,331
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.20%, 7/15/13[1,3]	1,926,534	674,287
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/30/17[1]	4,034,527	4,074,872
Bresnan Broadband Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/14/17[1]	5,685,606	5,686,789
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 1/27/16[1]	3,171,174	3,189,408
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1]	6,805,556	6,669,444
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.49%, 7/3/14[1]	10,390,301	9,614,737
Cequel Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 1/31/19[1]	5,200,000	5,159,378
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-on, 7.15%, 3/6/14[1]	400,189	400,834
Cinram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.529%, 12/31/13[1,3]	9,739,442	3,165,318
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.425%, 12/31/13[1,3]	499,846	12,496
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 3.641%, 7/30/14[1]	11,968,674	11,103,938
Tranche B, 3.891%, 1/29/16[1]	7,059,306	5,741,863
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/22/18[1]	5,640,919	5,667,714
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/15/18[1]	6,030,917	6,038,884
12 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Media Continued
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.25%, 10/24/14[1]	$5,769,805	$3,657,136
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.131%, 11/23/18[1]	1,946,666	1,968,566
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/14/151	17,507,930	17,548,300
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/7/16[1]	4,300,000	4,326,875
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 3.50%-3.75%, 12/31/14[1]	8,406,694	8,341,753
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.616%, 8/7/14[1]	2,339,185	2,116,962
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.616%, 8/7/14[1]	203,940	184,566
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/2/18[1]	1,240,625	1,248,601
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.242%, 2/1/14[1]	19,631,580	19,337,107
Kabel Deutschland V&S GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.25%, 2/1/19[1]	2,560,000	2,558,932
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/18/17[1]	2,472,490	2,457,037
Legendary Pictures, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 4/28/17[1]	5,486,181	5,458,750
Lin Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/31/18[1]	2,837,888	2,855,624
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 7.493%-8.50%, 3/29/13[1]	18,238,955	17,372,606
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	5,403,750	5,401,497
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	6,877,500	6,873,202
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/24/12[1]	5,000,000	4,700,000
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.439%-12.444%, 11/15/13[1,3]	11,339,957	10,262,661
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	7,443,750	7,285,570
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.853%, 9/14/16[1]	13,221,601	13,261,266
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.853%, 9/14/16[1]	3,655,618	3,666,585
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	7,230,362	7,121,633
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan, Tranche B, 4.755%, 8/1/14[1,3]	5,671,904	4,532,798
13 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Media Continued
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 3/6/17[1]	$2,912,496	$2,883,297
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%-6.639%, 8/26/16[1]	2,638,100	2,628,867
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.115%, 3/31/16[1]	6,449,391	6,413,113
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3%-4%, 10/28/16[1]	4,766,312	4,761,522
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/29/14[1]	401,784	369,641
Tranche B, 8%, 9/29/14[1,3]	357,141	335,712
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/7/16[1]	3,780,382	3,758,514
Telesat Canada, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 3/8/19[1]	3,900,000	3,903,413
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.491%, 3/31/17[1]	17,157,000	15,944,052
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.241%, 9/29/14[1]	868,468	857,975
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.743%, 6/30/14[1]	7,137,604	7,164,370
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.742%-4.672%, 6/30/14[1]	10,108,037	9,918,511
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/19/15[1]	16,365,633	16,396,319

		320,800,204

Multiline Retail—0.9%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.623%, 10/4/18[1]	7,077,263	7,221,023
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/16/18[1]	11,245,000	11,237,972

		18,458,995

Specialty Retail—2.4%
Burlington Coat Factory Warehouse Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/23/17[1]	11,687,500	11,752,658
Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.991%-3.301%, 5/29/14[1]	2,704,789	2,579,209
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/7/18[1]	7,170,000	7,059,252
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/19/18[1]	10,545,132	10,497,679
14 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Specialty Retail Continued
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%-5.125%, 7/31/16[1]	$10,002,246	$10,043,664
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 11/16/17[1]	1,396,465	1,354,571
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16[1]	5,614,500	5,638,058

		48,925,091

Textiles, Apparel & Luxury Goods—0.5%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	9,884,843	9,627,422
Consumer Staples—3.5%
Food & Staples Retailing—0.5%
Roundy’s Supermarkets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.656%, 1/24/19[1]	9,740,000	9,813,050
Food Products—1.8%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/8/18[1]	12,393,781	12,378,289
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/25/18[1]	2,977,500	2,985,410
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%-7.377%, 9/30/16[1]	15,711,023	15,730,661
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 9/29/17[1]	6,525,000	6,525,000

		37,619,360

Household Products—0.1%
ACCO Brands Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 1/4/19[1]	2,080,000	2,083,900
Personal Products—1.1%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.836%, 3/5/15[1,3]	1,256,379	1,193,560
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 10/1/17[1]	4,298,507	4,309,253
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-6.148%, 12/20/18[1]	3,001,818	3,025,271
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.656%, 11/19/17[1]	13,184,919	13,199,515

		21,727,599

Energy—3.3%
Energy Equipment & Services—2.4%
Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.066%, 8/19/15[1]	4,414,011	4,689,887
15 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Energy Equipment & Services Continued
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 9/2/17[1]	$6,676,450	$6,709,832
CCS Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 11/14/14[1]	4,139,625	4,160,323
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term loan, Tranche B, 3.241%, 11/14/14[1]	6,882,031	6,683,457
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/6/16[1]	4,086,662	4,079,000
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 7/11/13[1]	6,287,139	6,286,598
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/20/17[1]	14,109,535	14,140,407
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 6.50%, 4/20/17[1]	1,869,629	1,873,720
Tranche I-M, 6.50%, 4/20/17[1]	1,141,980	1,144,479

		49,767,703

Oil, Gas & Consumable Fuels—0.9%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.344%, 1/15/15[1]	5,570,000	5,570,000
EP Energy LLC, Sr. Sec. Credit Facilities 1st Lien Bridge Loan, 0.50%, 3/29/13[1]	8,210,000	—
Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/16/17[1]	11,700,000	11,492,816
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 3/15/17[1]	1,772,773	1,796,753

		18,859,569

Financials—4.2%
Capital Markets—1.8%
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term Loan, 5.75%, 10/7/15[1]	3,422,277	3,439,388
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.72%-5.803%, 5/13/17[1]	9,278,420	9,281,325
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.72%-5.803%, 5/13/17[1]	6,938,575	6,951,585
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[1]	6,340,000	6,466,800
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	12,905,000	11,912,928

		38,052,026

Diversified Financial Services—0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 6/30/14[1]	10,000,000	9,989,130
16 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Insurance—1.1%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/23/17[1]	$4,285,000	$4,322,494
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7%, 3/17/16[1]	8,653,846	8,707,370
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.442%-2.491%, 4/3/14[1]	10,522,762	8,681,279

		21,711,143

Real Estate Management & Development—0.8%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.545%-4.77%, 10/10/16[1]	11,708,164	10,912,836
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.295%, 10/10/13[1]	629,743	599,755
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17	5,443,000	5,619,898

		17,132,489

Health Care—11.1%
Biotechnology—0.6%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/4/17[1]	11,483,073	11,511,781
Health Care Equipment & Supplies—3.4%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/17[1]	2,200,000	2,194,500
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	4,907,838	4,911,926
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/16/18[1]	3,770,243	3,806,770
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	14,157,684	13,909,925
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/22/16[1]	4,458,637	4,447,462
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.241%, 11/1/16	7,239,195	7,231,631
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 9/15/17[1]	5,795,000	5,786,551
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 6/17/18[1]	667,887	669,139
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	11,182,789	10,595,692
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	5,888,044	5,726,122
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/3/18[1]	5,489,550	5,501,561
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17[1]	6,091,455	6,072,419

		70,853,698
17 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Providers & Services—5.9%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 9/15/15[1]	$11,262,870	$11,291,027
Aveta, Inc./MMM Holdings, Inc. Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 6.50%, 3/20/17[1]	5,200,000	5,187,000
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	3,553,470	3,559,393
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	3,434,822	3,440,547
Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.97%-3.989%, 1/25/17[1]	2,055,142	2,028,972
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/25/18[1]	11,399,850	11,425,500
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	9,805,475	9,422,454
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.491%, 5/1/18[1]	5,917,784	5,809,619
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	9,706,650	9,341,734
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17[1]	14,415,480	14,296,597
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/10/18[1]	10,832,850	10,976,158
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.902%, 6/1/18[1]	16,144,908	15,780,733
Sun Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.75%, 10/18/16[1]	6,983,889	6,739,452
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16[1]	7,369,730	7,390,918
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 8/4/16[1]	5,895,524	5,600,748

		122,290,852

Pharmaceuticals—1.2%
Catalent Pharma Solutions, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.241%, 9/15/16[1]	12,541,897	12,541,897
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/15/17[1]	8,229,375	8,157,368
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/30/19[1]	3,380,000	3,357,820

		24,057,085

Industrials—24.2%
Aerospace & Defense—3.7%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.241%, 9/28/12[1]	389,612	359,417
18 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Aerospace & Defense Continued
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.244%, 9/30/13[1]	$6,274,457	$5,788,186
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/20/17[1]	5,294,987	5,288,352
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/7/16[1]	11,420,198	11,049,041
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	6,737,740	6,742,827
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.50%, 6/30/15[1]	10,711,181	9,336,583
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14[1]	17,429,882	13,159,561
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 0.37%, 3/26/14[1]	113,101	84,354
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.47%, 3/26/14[1]	1,828,996	1,364,125
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 12/30/12[1]	19,371,761	17,531,444
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 2/1/14[1]	6,685,908	6,500,709

		77,204,599

Building Products—0.8%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.885%, 4/30/16[1,3]	15,398,013	14,936,072
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 9.945%, 5/11/13[1,3]	1,267,826	1,026,939
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11[2]	1,837,461	137,810
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/30/17[1]	620,455	630,094

		16,730,915

Commercial Services & Supplies—9.3%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/17[1]	6,428,625	6,430,232
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18[1]	4,188,000	4,180,148
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	3,465,000	3,471,497
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 2/2/18[1]	1,956,000	1,964,558
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/24/18[1]	11,761,477	11,664,445
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 5/24/19[1]	9,775,000	9,924,069
19 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%-6.148%, 5/28/15[1]	$3,426,799	$3,426,799
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 3/16/17[1]	6,339,882	6,339,882
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	2,380,000	2,350,250
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.241%, 11/9/14[1]	4,867,889	4,570,744
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/30/16[1]	4,745,955	4,772,651
Fidelity National Information Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/18/16[1]	1,275,956	1,284,729
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%, 3/24/18[1]	21,961,525	20,067,343
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 2.992%, 9/24/14[1]	8,258,396	7,971,119
Tranche B-2, 2.992%, 9/24/14[1]	3,191,596	3,081,908
Tranche B-3, 2.992%, 9/24/14[1]	2,038,170	1,967,684
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18[1]	874,330	795,640
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/11/18[1]	13,773,947	13,812,491
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/19/17[1]	5,553,038	5,572,129
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	6,663,976	6,705,626
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,760,000	4,712,400
MoneyGram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/18/17[1]	3,583,077	3,576,359
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 7/20/13[1]	555,000	541,125
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/19[1]	9,000,000	8,960,625
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.991%-6.301%, 9/30/17[1]	11,793,964	11,219,503
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16[1]	5,286,550	5,282,146
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/10/18[1]	6,890,400	6,965,850
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.081%, 8/21/15[1]	3,513,256	3,210,238
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.992%, 2/21/15[1]	8,944,261	8,579,040
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/1/18[1]	6,065,000	6,102,906
20 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/17/17[1]	$7,261,650	$7,261,650
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.491%-4.734%, 7/15/16[1]	5,832,221	5,857,737

		192,623,523

Construction & Engineering—0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15[1]	3,803,390	3,812,898
Electrical Equipment—4.0%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	1,293,625	1,290,383
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/8/17[1]	1,745,000	1,740,638
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-6.50%, 4/27/17[1]	12,042,509	12,016,172
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/27/17[1]	1,090,000	1,091,363
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/19/16[1]	11,933,914	11,933,914
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/11/15[1]	1,432,071	1,438,778
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/16/18[1]	9,274,913	9,215,497
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.494%, 12/1/16[1]	18,541,258	18,089,315
Genesys Telecommunications, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/6/19[1]	4,550,000	4,593,794
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/6/17[1]	4,987,500	5,003,086
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 1/19/18[1]	2,743,125	2,751,697
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	12,768,513	12,768,513

		81,933,150

Industrial Conglomerates—1.5%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 5/31/16[1]	5,622,779	5,629,825
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/7/17[1]	3,199,444	3,191,446
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 10.849%, 8/26/13[1]	5,760,065	5,644,546
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/24/18[1]	5,586,000	5,594,195
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	7,083,438	7,101,146
21 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Industrial Conglomerates Continued
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 2, 5.50%, 4/28/17[1]	$4,477,500	$4,523,792

		31,684,950

Machinery—2.0%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	7,110,100	7,058,870
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/12/18[1]	3,900,225	3,909,991
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	992,462	985,311
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/13/17[1]	2,772,200	2,772,200
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/29/16[1]	4,753,244	4,760,174
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.75%, 7/31/14[1]	19,550,449	18,611,198
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.75%, 7/31/14[1]	2,452,488	2,334,665

		40,432,409

Road & Rail—1.8%
RailAmerica, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 2/15/19[1]	2,340,000	2,342,195
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 12/15/17[1]	9,745,000	9,821,138
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7%, 10/12/14[1]	24,413,832	24,413,832

		36,577,165

Trading Companies & Distributors—0.9%
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 6/5/16[1]	3,783,430	3,797,618
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/30/16[1]	3,700,000	3,718,500
Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16[1]	2,968,750	3,042,969
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A1, 5.25%, 3/19/16[1]	3,425,000	3,379,334
Tranche A2, 7%, 3/19/17[1]	4,480,000	4,475,130

		18,413,551

Information Technology—3.8%
Communications Equipment—0.3%
CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/14/18[1]	6,782,872	6,796,560
22 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Computers & Peripherals—0.5%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/15/17[1]	$9,939,974	$9,639,289
Electronic Equipment & Instruments—0.2%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/9/18[1]	3,650,015	3,577,624
Internet Software & Services—0.5%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.991%, 10/26/17[1]	3,590,907	3,465,226
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.241%, 10/24/14[1]	6,774,529	6,575,527

		10,040,753

IT Services—0.9%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan, 6.25%, 6/5/18[1]	2,720,000	2,766,240
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	17,256,339	17,184,432

		19,950,672

Semiconductors & Semiconductor Equipment—0.9%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 2/16/19[1]	3,270,000	3,263,519
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/13/19[1]	11,800,000	11,711,500
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st Lien Term Loan, 5.50%, 3/4/17[1]	3,215,840	3,210,479

		18,185,498

Software—0.5%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/3/16[1]	3,661,350	3,665,927
Lawson Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/16/18[1]	6,885,000	6,893,606

		10,559,533

Materials—9.0%
Chemicals—4.2%
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	5,356,000	5,391,151
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.22%, 11/15/14[1]	600,000	599,375
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/29/16[1]	3,357,484	3,372,211
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 8.001%, 12/16/14[1]	523,033	543,464
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 9/10/15[1]	3,790,500	3,790,500
23 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Chemicals Continued
Momentive Performance Materials, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/5/15[1]	$7,152,200	$6,874,321
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 5/5/15[1]	1,960,000	1,884,050
Momentive Specialty Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15[1]	1,586,966	1,579,031
Tranche C2-B, 4.25%, 5/5/15[1]	830,285	826,123
Tranche C4-B, 4.313%, 5/5/15[1]	4,693,169	4,640,371
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 9/8/17[1]	2,481,204	2,433,129
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/8/17[1]	1,691,731	1,704,419
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 7/30/14[1]	3,088,716	3,035,436
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 7/30/15[1]	19,555,358	18,846,477
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/30/17[1]	1,012,462	1,017,842
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/6/17[1]	1,796,425	1,800,176
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 11/6/17[1]	1,535,000	1,553,547
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 8/2/17[1]	10,951,794	10,034,581
Taminco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/16/18[1]	1,300,000	1,310,969
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/24/17[1]	1,088,214	1,090,255
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1%, 1/24/17[1]	296,786	296,971
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	14,881,625	14,932,788

		87,557,187

Construction Materials—1.2%
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/18/17[1]	5,939,850	5,731,955
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/11/17[1]	13,444,481	13,332,448
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 12/22/16[1]	4,950,000	4,962,375

		24,026,778

Containers & Packaging—2.2%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/2/16[1]	8,538,798	8,549,471
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 9/2/16[1]	12,000,000	12,030,000
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.242%, 4/3/15[1]	2,792,651	2,732,260
24 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Containers & Packaging Continued
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	$10,000,000	$9,550,000
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 11/19/15[1]	3,803,871	3,898,968
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.50%, 2/9/18[1]	54,589	55,349
Tranche E, 6.50%, 2/9/18[1]	8,515,106	8,633,739

		45,449,787

Metals & Mining—1.1%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	6,510,000	6,530,344
JMC Steel Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/1/17[1]	4,363,498	4,374,434
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/17/19[1]	4,155,000	4,191,356
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 3/10/17[1]	4,740,000	4,735,578
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/2/18[1]	2,747,269	2,739,427

		22,571,223

Paper & Forest Products—0.3%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%-9.098%, 11/19/16[1]	7,139,272	7,067,879
Telecommunication Services—2.9%
Diversified Telecommunication Services—1.3%
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.491%-5.72%, 7/31/17[1]	10,044,932	9,867,910
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.75%, 9/1/18[1]	11,050,000	11,177,075
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	5,202,912	5,001,300

		26,046,285

Wireless Telecommunication Services—1.6%
Crown Castle Operating Co., Sr. Sec. Credit facilities 1st Lien Term Loan, Tranche B, 4%, 1/10/19[1]	6,857,813	6,831,142
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 11/11/17[1]	15,191,925	15,239,519
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4%, 3/19/18[1]	11,025,990	10,965,194

		33,035,855
25 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Utilities—2.5%
Electric Utilities—2.5%
AES Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/28/18[1]	$1,984,962	$1,989,687
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1]	6,084,786	6,160,846
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.709%, 10/19/15[1,3]	2,795,307	1,602,642
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/20/17[1]	4,667,778	4,625,964
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 7/28/17[1]	5,989,738	5,974,763
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 7/28/18[1]	1,270,000	1,209,675
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.465%, 2/22/15[1,3]	18,191,067	12,442,690
New Development Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	5,935,038	5,918,158
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.743%, 10/10/17[1]	21,708,018	12,122,582

		52,047,007

Total Corporate Loans (Cost $2,004,878,982)		1,999,205,813

Corporate Bonds and Notes—1.2%
Aleris International, Inc., 6% Bonds, 7/1/20	43,747	43,419
Berry Plastics Holding Corp., 4.349% Sr. Sec. Nts., 9/15/14[1]	8,685,000	8,467,875
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	4,800,000	4,788,000
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18	3,236,717	3,592,756
Verso Paper Holdings LLC/Verso Paper, Inc., 4.297% Sr. Sec. Nts., Series B, 8/1/14[1]	8,177,500	7,073,538

Total Corporate Bonds and Notes (Cost $23,812,956)		23,965,588

Shares

Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[4] (Cost $0)	105	—
26 | OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value

Common Stocks—0.9%
Aleris Corp.[5]	$50,627	$2,455,410
Alpha Media Group, Inc.[4]	784	—
Champion Opco LLC[4]	237,986	128,512
Cinram International Income Fund[4]	16,132,097	323,467
Levlad LLC[4]	7,730	86,960
Metro-Goldwyn-Mayer Studios, Inc.[4]	140,142	3,670,319
Turtle Bay Holding Co. LLC[4]	293,838	267,390
Young Broadcasting, Inc., Cl. A4,6	3,899	11,502,050

Total Common Stocks (Cost $14,903,753)		18,434,108

	Units

Rights, Warrants and Certificates—0.4%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[4]	86,682	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[4]	6,081	4,864,800
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[4,6]	1,494	4,407,300

Total Rights, Warrants and Certificates (Cost $4,752,157)		9,272,100

	Shares

Investment Company—2.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%[6,7] (Cost $43,663,778)	43,663,778	43,663,778
Total Investments, at Value (Cost $2,092,011,626)	101.4%	2,094,541,387
Liabilities in Excess of Other Assets	(1.4)	(28,390,803)

Net Assets	100.0%	$2,066,150,584

Footnotes to Statement of Investments

*	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	Interest or dividend is paid-in-kind, when applicable.

4.	Non-income producing security.

5.	Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $2,455,410, which represents 0.12% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

Aleris Corp.	4/23/10	$2,349,471	$2,455,410	$105,939
27 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units/			Shares/Units/
	Principal	Gross	Gross	Principal
	September 30, 2011	Additions	Reductions	March 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	23,263,778	448,200,000	427,800,000	43,663,778
Young Broadcasting, Inc., Cl. A	5,508	—	1,609	3,899
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	4,457,172	—	4,457,172	—
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	1,920	135	561	1,494

			Realized
	Value	Income	Gain

Oppenheimer Institutional Money Market Fund, Cl. E	$43,663,778	$101,001	$—
Young Broadcasting, Inc., Cl. A	11,502,050	—	2,072,193
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	—	179,416	—
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	4,407,300	—	729,300

	$59,573,128	$280,417	$2,801,493

7.	Rate shown is the 7-day yield as of March 30, 2012.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 30, 2012[1]

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,037,364,806)	$2,034,968,259
Affiliated companies (cost $54,646,820)	59,573,128

2,094,541,387
Cash	17,853,599
Receivables and other assets:
Investments sold	8,486,677
Interest, dividends and principal paydowns	8,001,204
Shares of beneficial interest sold	30,421
Other	33,330

Total assets	2,128,946,618

Liabilities
Payables and other liabilities:
Investments purchased	62,313,234
Shares of beneficial interest redeemed	83,057
Directors’ compensation	12,879
Shareholder communications	7,359
Other	379,505

Total liabilities	62,796,034

Net Assets—applicable to 166,557,457 shares of beneficial interest outstanding	$2,066,150,584

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$12.40

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 30, 2012[1]

Investment Income
Interest:
Unaffiliated companies	$75,025,480
Affiliated companies	179,416
Dividends:
Unaffiliated companies	162,006
Affiliated companies	101,001
Other income	200,634

Total investment income	75,668,537

Expenses
Management fees	3,033,547
Shareholder communications	5,149
Custodian fees and expenses	206,911
Directors’ compensation	21,665
Administration service fees	750
Other	91,046

Total expenses	3,359,068
Less waivers and reimbursements of expenses	(47,473)

Net expenses	3,311,595

Net Investment Income	72,356,942

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments from:
Unaffiliated companies	(10,178,703)
Affiliated companies	2,801,493

Net realized loss	(7,377,210)
Net change in unrealized appreciation/depreciation on:
Investments	78,499,417
Translation of assets and liabilities denominated in foreign currencies	(2,284)

Net change in unrealized appreciation/depreciation	78,497,133

Net Increase in Net Assets Resulting from Operations	$143,476,865

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 30, 2012[1]	September 30,
	(Unaudited)	2011

Operations
Net investment income	$72,356,942	$161,979,907
Net realized gain (loss)	(7,377,210)	7,587,706
Net change in unrealized appreciation/depreciation	78,497,133	(95,567,957)

Net increase in net assets resulting from operations	143,476,865	73,999,656

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	155,678,401	228,687,040
Payments for withdrawals	(175,054,103)	(198,724,070)

	(19,375,702)	29,962,970

Net Assets
Total increase	124,101,163	103,962,626
Beginning of period	1,942,049,421	1,838,086,795

End of period	$2,066,150,584	$1,942,049,421

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 30, 2012[1]			Year Ended September 30,
	(Unaudited)	2011	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$11.56	$11.14	$9.96	$9.35	$10.00

Income (loss) from investment operations:
Net investment income[3]	.43	.93	.92	.76	.68
Net realized and unrealized gain (loss)	.41	(.51)	.26	(.15)	(1.33)

Total from investment operations	.84	.42	1.18	.61	(.65)

Net asset value, end of period	$12.40	$11.56	$11.14	$9.96	$9.35

Total Return, at Net Asset Value[4]	7.27%	3.77%	11.85%	6.52%	(6.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,066,151	$1,942,049	$1,838,087	$1,073,069	$534,056

Average net assets (in thousands)	$2,020,326	$2,048,386	$1,449,988	$613,182	$523,536

Ratios to average net assets:[5]
Net investment income	7.16%	7.91%	8.68%	8.84%	7.56%
Total expenses[6]	0.33%	0.34%	0.36%	0.36%	0.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.33%	0.34%	0.35%	0.35%	0.37%

Portfolio turnover rate	26%	67%	72%	56%	53%

1.	March 30, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 30, 2012	0.33%
Year Ended September 30, 2011	0.34%
Year Ended September 30, 2010	0.37%
Year Ended September 30, 2009	0.37%
Period Ended September 30, 2008	0.41%
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of March 30, 2012, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
33 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
     As of March 30, 2012, securities with an aggregate market value of $1,999,205,813, representing 96.76% of the Fund’s net assets were comprised of loans.
Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of March 30, 2012 is as follows:

Cost	$4,605,716
Market Value	$182,644
Market Value as a % of Net Assets	0.01%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
34 | OPPENHEIMER MASTER LOAN FUND, LLC

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded
35 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
36 | OPPENHEIMER MASTER LOAN FUND, LLC

     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations,
benchmark yields, issuer spreads on comparable
securities, the credit quality, yield, maturity, and
other appropriate factors.

Loans	Information obtained from market participants
regarding reported trade data and broker-dealer
price quotations.

Event-linked bonds	Information obtained from market participants regarding
reported trade data and broker-dealer price quotations.
37 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
     The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 30, 2012 based on valuation input level:
38 | OPPENHEIMER MASTER LOAN FUND, LLC

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,999,205,729	$84	$1,999,205,813
Corporate Bonds and Notes	—	23,965,588	—	23,965,588
Preferred Stocks	—	—	—	—
Common Stocks	323,467	6,480,079	11,630,562	18,434,108
Rights, Warrants and Certificates	—	4,864,800	4,407,300	9,272,100
Investment Company	43,663,778	—	—	43,663,778

Total Assets	$43,987,245	$2,034,516,196	$16,037,946	$2,094,541,387

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/
	Value as of		unrealized	(amortization)			Transfers	Value as of
	September 30,	Realized	appreciation/	of premium/			out of	March 30,
	2011	gain	depreciation	discount[1]	Purchases	Sales	Level 3[2]	2012

Assets Table Investments, at Value:
Corporate Loans	$84	$—	$—	$—	$—	$—	$—	$84
Corporate Bonds and Notes	43,747	—	(109)	(219)	—	—	(43,419)	—
Common Stocks	14,975,262	2,072,193	(107,193)	—	—	(5,309,700)	—	11,630,562
Rights, Warrants and Certificates	4,992,000	729,300	145,794	—	391,500	(1,851,294)	(43,419)	4,363,881

Total Assets	$20,011,093	$2,801,493	$38,492	$(219)	$391,500	$(7,160,994)	$(86,838)	$15,994,527

1.	Included in net investment income.

2.	Transferred from Level 3 to Level 2 due to the availability of market data for this security.
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at March 30, 2012 includes:

Change in unrealized
appreciation/depreciation

Corporate Loans	$—
Common Stocks	(107,193)
Rights, Warrants and Certificates	145,794

$38,601

39 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
The following investments have been classified as Level 3 instruments.
     As of March 30, 2012, the Manager determined the fair value of certain thinly traded common stock, and related warrants, using weekly broker-dealer price quotations. For certain common stock that does not trade, the Manager has determined the fair value of these securities using internal models that utilize quarterly financial statements and Manager assumptions using comparable security inputs.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 30, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount

Contributions	12,874,775	$155,678,401	20,013,205	$228,687,040
Withdrawals	(14,386,909)	(175,054,103)	(16,885,032)	(198,724,070)

Net increase (decrease)	(1,512,134)	$(19,375,702)	3,128,173	$29,962,970

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$549,634,677	$499,011,308
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended March 30, 2012, the Fund paid no fees to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 30, 2012, the Manager waived fees and/or reimbursed the Fund $47,473 for IMMF management fees.
40 | OPPENHEIMER MASTER LOAN FUND, LLC

     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Restricted Securities
As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Loan Commitments
Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $8,506,786 at March 30, 2012. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At March 30, 2012, these commitments have a market value of $296,971 and have been included as Corporate Loans in the Statement of Investments.
     Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. Commitments are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by
41 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8.	Pending Litigation Continued
Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
42 | OPPENHEIMER MASTER LOAN FUND, LLC

     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
43 | OPPENHEIMER MASTER LOAN FUND, LLC

SHAREHOLDER MEETING Unaudited
On February 29, 2012, a shareholder meeting of Oppenheimer Master Loan Fund LLC (the “Fund”) was held at which the twelve Trustees identified below were elected (Proposal No. 1). At the meeting the sub-proposals in (Proposal No. 2) and (Proposal No. 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Nominee/Proposal	For	Withheld

Trustees
William L Armstrong	164,997,890	0
Edward L. Cameron	164,997,890	0
Jon S. Fossel	164,997,890	0
Sam Freedman	164,997,890	0
Richard F. Grabish	164,997,890	0
Beverly L. Hamilton	164,997,890	0
Robert J. Malone	164,997,890	0
F. William Marshall, Jr.	164,997,890	0
Victoria J. Herget	164,997,890	0
Karen L. Stuckey	164,997,890	0
James D. Vaughn	164,997,890	0
William F. Glavin, Jr.	164,997,890	0
2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2e-1: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2f: Proposal to remove the fundamental policy relating to margin and short sales

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2g-1: Proposal to revise the fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2g-2: Proposal to remove the additional fundamental policy relating to real estate and commodities

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
44 | OPPENHEIMER MASTER LOAN FUND, LLC

2h: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
2i: Proposal to revise fundamental policy relating to underwriting

For	Against	Abstain	Broker Non Vote

164,997,890	0	0	0
45 | OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
46 | OPPENHEIMER MASTER LOAN FUND, LLC

OPPENHEIMER MASTER LOAN FUND, LLC

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
Richard F. Grabish, Director
Victoria J. Herget, Director
James D. Vaughn, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Margaret Hui, Vice President
Joseph Welsh, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
47 | OPPENHEIMER MASTER LOAN FUND, LLC

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
48 | OPPENHEIMER MASTER LOAN FUND, LLC

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
49 | OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2012